Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Consolidated Profit for the Year	R$ 14,339,475	R$ 15,559,324	R$ 13,450,753
Other Comprehensive Income that will be reclassified subsequently to profit or loss when specific conditions are met:	(1,108,715)	(3,245,041)	(897,996)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(707,433)	(2,389,705)	(1,003,155)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(1,333,521)	(4,255,996)	(1,976,013)
Taxes	626,088	1,866,291	972,858
Cash flow hedges	(401,282)	(855,335)	105,159
Valuation adjustments	(771,020)	(1,628,393)	168,015
Taxes	369,738	773,058	(62,856)
Other Comprehensive Income that will not be Reclassified to net Income:	28,701	266,692	555,624
Defined benefits plan	28,701	266,692	555,624
Defined benefits plan	202,674	592,967	1,110,034
Taxes	(173,973)	(326,275)	(554,410)
Total Comprehensive Income	13,259,461	12,580,976	13,108,381
Attributable to the parent	13,207,079	12,549,704	13,076,157
Attributable to non-controlling interests	R$ 52,382	R$ 31,272	R$ 32,224